Document and Entity Information	12 Months Ended
Sep. 30, 2023 $ / shares shares
Registrant CIK	0001409036
Document Period Start Date	Oct. 01, 2022
Document Type	20-F/A
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Sep. 30, 2023
Current Fiscal Year End Date	--09-30
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	000-55193
Entity Registrant Name	Silver North Resources Ltd.
Country of incorporation	Canada
Entity Incorporation, State or Country Code	Z4
Entity Address, Address Line One	Suite 410
Entity Address, Address Line Two	325 Howe Street
Entity Address, City or Town	Vancouver
Entity Address, State or Province	BC
Entity Address, Country	CA
Entity Address, Postal Zip Code	V6C 1Z7
Entity Address, Address Description	Address of principal executive offices
Title of 12(g) Security	Common Shares, no par value
Entity Listing, Par Value Per Share | $ / shares	$ 0
Entity Common Stock, Shares Outstanding | shares	158,950,655
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction	false
Entity Accounting Standard	International Financial Reporting Standards
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Amendment Description	solely to include a revised Report of Independent Registered Public Accounting Firm regarding the Company’s ability to continue as a going concern
Amendment Flag	true
No Trading Symbol Flag	true
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Auditor Name	De Visser Gray LLP
Auditor Firm ID	1054
Auditor Location	Vancouver, Canada
Business Contact
Entity Address, Address Line One	410
Entity Address, Address Line Two	325 Howe Street
Entity Address, City or Town	Vancouver
Entity Address, State or Province	BC
Entity Address, Country	CA
Entity Address, Postal Zip Code	V6C 1Z7
Entity Address, Address Description	Name, Telephone, E-mail and/or Facsimile number and Address of Company Contact Person
Contact Personnel Name	Winnie Wong
Contact Personnel Email Address	wwong@pacificopportunity.com